SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reconciliation of Net Loss per Common Share

	For the	For the
	Three Months Ended	Six Months Ended
	June 30,	June 30,
	2021	2021
Ordinary shares subject to possible redemption
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$6,957	$11,127
Unrealized gain on marketable securities held in Trust Account	—	—
Net Income allocable to shares subject to redemption	$6,957	$11,127
Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	19,607,812	19,613,951
Basic and diluted net income per share	$0.00	$0.00

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net loss	$(1,433,894)	$(1,582,660)
Less: Net income allocable to Ordinary shares subject to possible redemption	6,957	11,127
Non-Redeemable Net Loss	$(1,440,851)	$(1,593,787)
Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding	6,881,188	6,494,516
Basic and diluted net loss per share	$(0.21)	$(0.25)